Employee costs (Tables)	12 Months Ended
Dec. 31, 2023
Employee costs
Schedule of Employee costs

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Wages and salaries	425	334	345
Social security costs	106	91	82
Defined benefit plan pension costs (note 21)	10	13	12
Defined contribution plan pension costs (note 21)	19	17	17
Group employee costs	560	455	456

Schedule of Employees

	At December 31,
Employees	2023	2022	2021
Europe	3,497	3,420	3,196
Americas	2,940	2,899	2,565
Group	6,437	6,319	5,761